CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - EUR (€) € in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Revenue	€ 84,734	€ 58,319
Cost of revenue	(39,652)	(29,998)
Gross Profit	45,082	28,321
Selling, general and administrative expenses	(46,764)	(34,676)
Gain on remeasurement of derivative liability	13
Gain on remeasurement of consideration receivable	37	98
Gain on remeasurement of deferred consideration	804
Loss on disposal of intangible assets		(89)
Operating Loss	(828)	(6,346)
Net interest expense and other financing charges	(1,098)	(340)
Loss Before Income Taxes	(1,926)	(6,686)
Income taxes	(1,558)	(826)
Net Loss from Continuing Operations	(3,484)	(7,512)
Net Loss	(3,484)	(7,512)
Items to be reclassified to net loss:
Cumulative translation adjustment	1,525	2,590
Items that will not be reclassified to net loss:
Remeasurement of employee obligations	85	44
Net Comprehensive Loss	€ (1,874)	€ (4,878)
Basic and Diluted Loss Per Share
Basic Loss Per Share	€ (0.16)	€ (0.39)
Diluted Loss Per Share	€ (0.16)	€ (0.39)
Weighted average number of shares - basic	21.4	19.5
Weighted average number of shares - diluted	21.4	19.5